DFA INVESTMENT DIMENSIONS GROUP INC.
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
International High Relative Profitability Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Targeted Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio

DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
Dimensional Retirement Income Fund
Dimensional 2005 Target Date Retirement Income Fund

Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Social Core Equity Portfolio
DFA Social Fixed Income Portfolio
DFA Global Sustainability Fixed Income Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Targeted Value Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation–Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio
VA Equity Allocation Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
U.S. Large Company Portfolio DFA International Value Portfolio DFA Two-Year Fixed Income Portfolio DFA Two-Year Government Portfolio Global Equity Portfolio Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statements of Additional Information (“SAIs”) dated February 28, 2019 (and July 31, 2019 with respect to the DFA Selective State Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio), as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc., to incorporate changes to the “Services to the Fund(s)/Portfolio(s)—Investment Management” sub-sections of the SAIs.  Accordingly, the SAIs are revised as follows:
(1) The last paragraph of the “Services to the Fund(s)/Portfolio(s)—Investment Management” sub-section of the SAI is deleted in its entirety and replaced with the following:
The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below.  Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolio(s) or other mutual funds advised by the Advisor (“DFA Advised Funds”).  Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

From time to time, consultants of the Advisor are paid a commission for client referrals.  Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses.  The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events.  The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events.  Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above.  The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials.  At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries. The provision of these services, arrangements and payments described above by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds on platforms made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, or programs in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement on platforms operated by such Intermediaries.

The services, arrangements, and payments described in this section present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

The Advisor purchases certain data services, such as products to gather analytic data used by the Advisor’s research department.  In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.
The date of this Supplement is October 18, 2019
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